INCOME TAXES (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income tax expense	$ 1,710,315		$ 352,081		$ 2,238,419	$ 648,887	$ 889,943	$ 0
Effective tax rate percentage	61.90%		3.30%		12.70%	2.80%
Percentage of federal net operating losses may be used to offset taxable income in a given year							80.00%
Domestic Tax Authority
Net operating losses carryforwards							$ 661,092
State and Local Jurisdiction
Net operating losses carryforwards								661,092
Subsidiaries
Income tax expense		$ 0	$ 582	$ 2,289		$ 1,907	$ 889,943	$ 0
Effective tax rate percentage				0.24%		1.26%